Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Current assets	$ 278,751	$ 272,274
Non-current assets	114,289	67,151
Total assets	393,040	339,425
Current liabilities	118,506	158,548
Non-current liabilities	44,137	24,809
Shareholders' equity	230,397	156,068
Total liabilities	$ 393,040	$ 339,425